Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	$ 36,968	$ 58,752	$ 48,968
Revenues	11,238,976	13,053,376	11,924,761
Revenue from construction contracts	807,671	770,356	833,313
Regulatory agreement revenue	17,842	261,185
Other income	128,185	229,195	231,615
Total other operating income	953,698	1,260,736	1,064,928
Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	5,962	9,900	4,341
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	9,655,212	11,282,254	10,409,176
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,144,039	2,091,002	2,122,966
Generation [Member] | Regulated customers
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	397,653	450,145	650,064
Generation [Member] | Unregulated Customers
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	883,045	1,045,965	989,311
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	852,363	577,579	464,030
Generation [Member] | Other Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	10,978	17,313	19,561
Electricity Distribution [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	7,511,173	9,191,252	8,286,210
Electricity Distribution [Member] | Other Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	730,548	978,321	1,106,597
Electricity Distribution [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	4,334,457	5,038,300	4,212,029
Electricity Distribution [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,760,922	2,302,100	2,107,183
Electricity Distribution [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	685,246	872,531	860,401
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	24,145	39,815	36,305
Other Fuel [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	6,861	9,037	8,322
Revenue from Other Services [member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	1,546,796	1,712,370	1,466,617
Revenue from Other Services [member] | Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	1,280,994	1,433,538	1,187,546
Revenue from Other Services [member] | Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	126	118	130
Revenue from Other Services [member] | Public Lighting , Connection And Electrical Advisories [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	177,818	191,392	212,023
Revenue from Other Services [member] | Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 87,858	$ 87,322	$ 66,918